NOTE 6 - EQUIPMENT (Detail) (USD $)	12 Months Ended		73 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Depreciation, Depletion and Amortization	$ 88,569	$ 85,296	$ 195,880